MINERAL PROPERTIES - Disclosure of detailed information about the mineral property maintenance and exploration costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	$ 32,533	$ 31,295	$ 27,597
Additions	1,831	1,551	6,091
Option payments			(2,393)
Proceeds from water rights sale	(5,685)	(313)
Exploration and evaluation assets, end of period	28,679	32,533	31,295
Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	829	1,035	1,584
Geological & mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	99	121	1,104
Geophysical & survey [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	386	138	895
Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	5		231
Drilling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			1,897
Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	189	202
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		55	380
Technical consultant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	130	0
Field Support And Overhead [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	193
MacArthur, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	18,218	17,888	17,537
Additions	286	330	574
Option payments			(223)
Proceeds from water rights sale	0	0
Exploration and evaluation assets, end of period	18,504	18,218	17,888
MacArthur, Nevada [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	159	150	151
MacArthur, Nevada [Member] | Geological & mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	17	66	47
MacArthur, Nevada [Member] | Geophysical & survey [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		113	34
MacArthur, Nevada [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			42
MacArthur, Nevada [Member] | Drilling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			300
MacArthur, Nevada [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		1	0
MacArthur, Nevada [Member] | Technical consultant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	110
Yerington Pit, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	10,578	10,572	9,400
Additions	294	319	2,667
Option payments			(1,495)
Proceeds from water rights sale	(5,685)	(313)
Exploration and evaluation assets, end of period	5,187	10,578	10,572
Yerington Pit, Nevada [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	90	52	160
Yerington Pit, Nevada [Member] | Geological & mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	45	639
Yerington Pit, Nevada [Member] | Geophysical & survey [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	13	240
Yerington Pit, Nevada [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0		104
Yerington Pit, Nevada [Member] | Drilling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			1,393
Yerington Pit, Nevada [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	189	196
Yerington Pit, Nevada [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		13	131
Yerington Pit, Nevada [Member] | Technical consultant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Yerington Pit, Nevada [Member] | Field Support And Overhead [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	15
Bear, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	1,012	320	0
Additions	255	692	995
Option payments			(675)
Proceeds from water rights sale	0	0
Exploration and evaluation assets, end of period	1,267	1,012	320
Bear, Nevada [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	238	692	895
Bear, Nevada [Member] | Geological & mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	17	0	0
Bear, Nevada [Member] | Geophysical & survey [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	95
Bear, Nevada [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0		0
Bear, Nevada [Member] | Drilling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			4
Bear, Nevada [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Bear, Nevada [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		0	1
Bear, Nevada [Member] | Technical consultant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Bear, Nevada [Member] | Field Support And Overhead [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Wassuk, Nevada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	1,105	1,004	660
Additions	110	101	344
Option payments			0
Proceeds from water rights sale	0	0
Exploration and evaluation assets, end of period	1,215	1,105	1,004
Wassuk, Nevada [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	110	101	252
Wassuk, Nevada [Member] | Geological & mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0		6
Wassuk, Nevada [Member] | Geophysical & survey [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0		1
Wassuk, Nevada [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0		85
Wassuk, Nevada [Member] | Drilling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			0
Wassuk, Nevada [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Wassuk, Nevada [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			0
Wassuk, Nevada [Member] | Technical consultant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Wassuk, Nevada [Member] | Field Support And Overhead [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0
Groundhog, Alaska [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	1,620	1,511	0
Additions	700	109	1,511
Option payments			0
Proceeds from water rights sale	0	0
Exploration and evaluation assets, end of period	2,320	1,620	1,511
Groundhog, Alaska [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	64	40	126
Groundhog, Alaska [Member] | Geological & mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	65	10	412
Groundhog, Alaska [Member] | Geophysical & survey [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	368	12	525
Groundhog, Alaska [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	5		0
Groundhog, Alaska [Member] | Drilling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			200
Groundhog, Alaska [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	6
Groundhog, Alaska [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		41	248
Groundhog, Alaska [Member] | Technical consultant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	20	0
Groundhog, Alaska [Member] | Field Support And Overhead [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	178
Butte Valley [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	0	0	0
Additions	186	0	0
Option payments			0
Proceeds from water rights sale	0	0
Exploration and evaluation assets, end of period	186	0	0
Butte Valley [Member] | Property maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	168	0	0
Butte Valley [Member] | Geological & mapping [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0	0
Butte Valley [Member] | Geophysical & survey [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	18	0	0
Butte Valley [Member] | Assay & labs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0		0
Butte Valley [Member] | Drilling [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions			0
Butte Valley [Member] | Environmental [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	0
Butte Valley [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions		0	$ 0
Butte Valley [Member] | Technical consultant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	0	$ 0
Butte Valley [Member] | Field Support And Overhead [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 0